Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

16.  COMMITMENTS AND CONTINGENCIES

The Company leased sales office space under an operating lease arrangement until November 2010, at which time they moved into the Parent headquarters in New York City. In 2012 and 2011, the Parent allocated expenses to the Company for the use of this facility. The Company has not had an operating lease arrangement since 2010.

Rent expense was $106, $100 and $264 for 2012, 2011 and 2010, respectively.

The Company is involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. Although the Company cannot predict the outcome of any pending or future litigation, examination or investigation, it is possible that the outcome of such matters could have a material adverse effect on the Company's results of operations or cash flows for an individual reporting period. However, based on currently available information, management does not believe that any pending matter is likely to have a material adverse effect, individually or in the aggregate, on the Company's financial condition.